Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

16. Discontinued Operations

As described in Note 1, the Company entered into a Stock Purchase Agreement with Purchaser, pursuant to which the Company sold on April 11, 2022 all of the issued and outstanding shares of capital stock of its wholly-owned subsidiary, MTI Instruments for approximately $9.0 million in cash, net of transaction costs. For fiscal year 2022, our Instrumentation business segment was classified as discontinued operations in our financial statements for all periods presented. The Company incurred approximately a $7.5 million pretax gain on sale of MTI Instruments for the year ended December 31, 2022, in which they did not receive until the second quarter of fiscal year 2022. The Company’s consolidated balance sheets and consolidated statements of operations report discontinued operations separate from continuing operations. The Company’s consolidated statements of equity and statements of cash flows combine continuing and discontinued operations.

Set forth below are the results of the discontinued operations:

(Dollars in thousands)	2022

Product revenue	$1,799
Cost of sales	728
Research and development	398
Selling, general, and administrative	573
Other income, net	-
Income from discontinued operations before the gain on disposal and income taxes	100
Pretax gain on sale of MTI Instruments	7,751
Income tax benefit	70
Net income from discontinued operations	$7,921

MTI Instruments Sale

As described in Note 1, the Company entered into a Stock Purchase Agreement with Purchaser, pursuant to which the Company sold on April 11, 2022 all of the issued and outstanding shares of capital stock of our wholly-owned subsidiary, MTI Instruments for an all-cash purchase price of $10.75 million, subject to working capital and certain other adjustments as set forth in the Stock Purchase Agreement. The purchase price did not include specified debt of MTI Instruments, which is the responsibility of the Company. This debt was transferred to the Purchaser at the date of Sale and is included in the closing balance sheet as shown below, which resulted in a reduction in the consideration payable to the Company.

The following table presents the gain associated with the Sale that was reported within the 2022 Annual Report.

(Dollars in thousands)

As of April 11,
2022
Consideration received	$10,750
Plus: closing cash	1
Less: transaction costs	(908)
Less: closing indebtedness	(483)
Plus: new working capital adjustments	19
Adjusted consideration received	9,379

Cash	1
Accounts receivable, net	1,119
Inventories	888
Prepaid expense and other current assets	42
Operating lease right-of-use assets	579
Deferred tax assets	171
Property, plant and equipment, net	76
Total assets	2,876

Accounts payable	122
Accrued liabilities	547
Operating lease liability	579
Total liabilities	1,248

Net assets transferred	1,628

Gain on sale	$7,751